                      OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
                         Supplement dated December 10, 2004 to the
                             Prospectus dated January 23, 2004

This Prospectus supplement replaces the supplement dated September 24, 2004 and is in addition to the supplement dated July 6, 2004. This supplement amends the Prospectus as follows:

1.   At a meeting of the Fund's Board of Directors, held December 6, 2004, the Board resolved not to renew the Fund's subadvisory agreement with OpCap Advisors LLC, which therefore expires at the close of business on December 31, 2004. Immediately thereafter, the Manager -- OppenheimerFunds, Inc. -- shall provide day-to-day portfolio management for the Fund. As a result, the following changes to the prospectus will take effect as of
January 1, 2005:

     (i) The paragraphs captioned "WHAT DOES THE FUND MAINLY INVEST IN?" and  "HOW DOES THE
PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?" on page 3 of the prospectus will be deleted and replaced with the following:

WHAT DOES THE FUND MAINLY INVEST IN? The Fund currently invests mainly in common stocks of companies believed by the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager")
to be undervalued, that are domiciled outside the United States or have their primary operations outside the U.S.

      The Fund does not limit its investments to issuers within a specific market capitalization range.  At times, the Fund may invest a substantial portion of its assets in a particular capitalization range.  For example, the Fund may invest a substantial portion of its assets in stocks issued by small and mid-sized companies.

      The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Asia.  It can invest 100% of its assets in foreign securities.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in foreign common and preferred stock of issuers in at least five different countries outside the United States.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the Manager, evaluates investment opportunities on a company-by-company basis.  The portfolio manager looks primarily for foreign companies using a value criteria and a "bottom up" investment approach-that is, analyzing individual stocks before considering the impact of general or industry economic trends.  The portfolio manager's value criteria entails estimating a company's fair value and comparing the estimated fair value to the company's stock price.  This approach includes fundamental analysis of a company's financial  statements, profitability, and management structure.  It also includes analysis of the company's operations, business strategy, product development, and competitive positioning, as well as the industry and sector of which the issuer is part.

      The portfolio manager monitors individual issuers for changes in the factors above that may lead to a decision to sell a security.  The portfolio manager may also sell a security if its share price meets the portfolio manager's targeted price, or if the portfolio manager determines a new or better investment idea has emerged.

      (ii)  The paragraph following the caption "RISKS OF INVESTING IN STOCKS" on page 4 of the Prospectus will be deleted and replaced with the following.

      RISKS OF INVESTING IN STOCKS.   Because the Fund invests primarily in common stocks
of foreign companies, the value of the Fund's holdings will be affected by changes in the foreign stock markets and the special economic and other factors that might primarily affect the prices of particular foreign markets. That volatility is likely to be even greater for stocks issued by small and mid-sized companies of which the Fund may invest a substantial amount of its assets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time, for example, "growth" stocks may perform well under circumstances in which "value"
stocks in general have fallen.  Different stock markets may behave differently from each other.

       Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events affecting that industry. To the extent the Fund emphasizes investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

       Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

      Special Risks of Stocks Issued by Small- and Mid-Sized Companies. These companies can include both established and newer companies. While newer growth companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger issuers.

      Stocks of small- and mid-sized companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling their securities at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in the stocks of a small- or mid-sized company, if it realizes any gain at all.

      (iii)  The paragraph following the caption "RISKS OF FOREIGN INVESTING" on page 4 of the Prospectus will be deleted and replaced with the following.

      RISKS OF FOREIGN INVESTING. While foreign securities may offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.  In addition, foreign securities might not be as liquid as domestic securities.  These risks could cause the prices of foreign stocks to fall and could therefore depress the Fund's share prices.

      o     Special Risks of Emerging Markets. Securities in emerging market countries may be more difficult to sell at an acceptable price, they may be illiquid, and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging market countries may have less developed trading markets and exchanges. They may have less developed legal and accounting systems, and investments in those markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country.

      (iv) The first sentence of the second paragraph of the section captioned "THE FUND'S
PRINCIPAL INVESTMENT POLICIES AND RISKS" on page 10 will be deleted.

      (v) The subsection "Stock Investments" in the section captioned "THE FUND'S PRINCIPAL
INVESTMENT POLICIES AND RISKS" on page 10 will be deleted in its entirety and replaced with the following

Stock Investments. The Fund invests primarily in a diversified portfolio of common stocks of issuers that may be of small, medium or large capitalization, to seek capital growth. The Fund can invest in other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock. The Fund can buy securities issued by domestic or foreign companies.

     Preferred stocks, while a form of equity security, typically have a fixed dividend that may cause their prices to behave more like those of debt securities. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. While many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of their conversion feature. In these cases, their credit rating has less impact on the investment decision than in the case of other debt securities. Convertible securities are subject to credit risk and interest rate risk, discussed below.

     The Fund can buy convertible securities rated as low as "B" by Moody's Investor
     Services, Inc. or Standard & Poor's Rating Service or having comparable ratings by other nationally recognized rating organizations (or, if they are unrated, having a comparable rating assigned by the Manager). Those ratings are below "investment grade"
     and the securities (commonly referred to as "junk bonds") are subject to greater risk of default by the issuer than investment-grade securities. These investments are subject to the Fund's policy of not investing more than 10% of its net assets in debt securities.

     (vi) The paragraph captioned "The Sub-Advisor" on page 13 will be deleted in its entirety.

     (vii) The paragraph captioned "Portfolio Manager" on page 13 will be deleted and replaced with the following:

Portfolio Manager. As of January 1, 2005, the portfolio manager of the Fund is Dominic
     Freud.  Mr. Freud is the person principally responsible for the day-to-day management of the Fund.  He has been a Vice President of the Manager since April 2003 and a Vice
     President and Portfolio Manager of the Fund since August 1, 2003.  Previously, he was a Partner and European Equity Portfolio Manager at SLS Management from January 2002 until February 2003.  Prior to SLS Management, he was head of the European equities desk and managing director at SG Cowen from May 1994 until January 2002.

     (viii)  All other references to "Sub-Advisor" throughout the Prospectus will be replaced with "Manager".

2.    The following new section is added to the end of the section captioned "How the Fund is Managed" immediately following the paragraph titled "Portfolio Manager" on page 13:

PENDING LITIGATION. Six law suits have been filed as putative derivative and class actions against the Fund's investment Manager, Distributor and Transfer Agent, some of the
Oppenheimer funds including the Fund, and Directors or Trustees of some of those funds, excluding those of the Fund. The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of
Oppenheimer funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act of
1940. The complaints further allege that by permitting and/or participating in those actions, the defendant Directors breached their fiduciary duties to fund shareholders under the Investment Company Act and at common law. Those law suits were filed on August 31,
2004, September 3, 2004, September 14, 2004, September 14, 2004, September 21, 2004 and
September 22, 2004, in the U.S. District Court for the Southern District of New York. By
order dated October 27, 2004, these six actions, and future related actions, were consolidated by the District Court into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint. The present complaints seek unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the
Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

December 10, 2004                                             PS0254.031